TAXES (Tables)	12 Months Ended
Dec. 31, 2024
TAXES
Schedule of components of income tax expense

The components of the income tax expense for the fiscal years ended December 31, 2024 and 2023 are as follows (in thousands):

	December 31,
	2024	2023
Current
Federal	$—	$—
State	34	3
Foreign	—	—
Total current	$34	$3
Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred	$—	$—
Total income tax expense	$34	$3

Reconciliation of total income tax expense and the amount computed

A reconciliation of total income tax expense and the amount computed by applying the federal statutory income tax rate of 21.0% to loss before provision from income taxes for the fiscal years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Computed expected tax benefit at federal statutory rate	$(4,358)	$(2,760)
State benefit, net of federal benefit	(285)	(420)
Non-deductible interest expense	—	69
Stock-based compensation expense	528	—
Extinguishment of debt	75	335
Change in valuation allowance	3,905	2,562
Foreign rate differential	133	162
Other permanent book-tax differences	36	57
Total income tax expense	$34	$5

Schedule of net deferred tax assets

Temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows (in thousands):

	December 31,
Deferred tax assets	2024	2023
Accruals and revenues	$473	$646
Stock based compensation	1,306	92
Deferred revenue	864	731
Net operating loss	10,756	8,786
Unrealized gain	18	11
Section 163(j)	634	—
Capitalized research & development expenses	315	214
Property and equipment	56	2
Total gross deferred assets	$14,422	$10,482
Valuation allowance	(14,384)	(10,479)
Total deferred tax assets	$38	$3
Deferred tax liabilities
Right of use asset	(38)	(3)
Total deferred tax liabilities	$(38)	$(3)
Net deferred tax assets	$—	$—